Document and Entity Information	12 Months Ended
Aug. 31, 2018 shares
Statement [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Aug. 31, 2018
Trading Symbol	ptm
Entity Registrant Name	PLATINUM GROUP METALS LTD
Entity Central Index Key	0001095052
Current Fiscal Year End Date	--08-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	291,034,110
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY